Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Accounting loss before tax	$ (99,116,657)	$ (50,283,342)	$ (16,831,966)
At the Company's statutory income tax rate of 30% (2020:27.5%)	29,734,997	15,085,003	4,628,791
R&D tax incentive on eligible expenses	6,299,286	4,938,846	5,708,767
Non-deductible R&D expenditure	(4,344,335)	(3,420,951)	(3,624,766)
Other non-deductible expenses - share-based payment expense	(1,575,472)	(1,169,291)	(201,489)
Amount of temporary differences and carried forward tax losses not recognized	(23,815,190)	(10,494,761)	(802,536)
Total income tax benefit recognized in the Statement of Profit or Loss and Other Comprehensive Income	$ 6,299,286	$ 4,938,846	$ 5,708,767